Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of consolidated financial statements

	As of March 31,
	2020	2019
Current assets
Cash and cash equivalents	$28,463	$17,536
Investment	4,600,344	7,971,856
Investment - related party	3,378,706	74,503
Amounts due from non-VIE subsidiaries of the Company	926,161	1,114,579
Other assets	577,968	432,927
	9,511,642	9,611,401
Noncurrent assets
Other assets	80,796	169,871

Total Assets	$9,592,438	$9,781,272

Current liabilities
Accounts and other payable	104,588	790,375
Customer advances	225,129	237,923
Amounts due to related party	395,590	94,771
Amounts due to non-VIE subsidiaries of the Company	1,228,332	1,334,938
Provision for taxation	1,796,580	1,854,113

Total Liabilities	$3,750,219	$4,312,120

	For the year ended March 31,
	2020	2019	2018
Net revenues	$11,159	$2,744,277	$4,271,966
Net loss	$(922,923)	$1,767,306	$1,918,839
Net cash provided by operating activities	$(56,317)	$2,278,534	$2,349,945
Net cash used in investing activities	$71,399	$(4,610,931)	$(4,755,442)
Net cash provided by financing activities	$310,577	$96,137	$99,150

Schedule of exchange rate used for translation
	March 31,	March 31,	March 31,
	2020	2019	2018
Period/year end RMB:US$ exchange rate	7.08760	6.71111	6.61843
Period/annual average RMB:US$ exchange rate	6.97980	6.71075	6.50682
Period/year end HKD:US$ exchange rate	7.77050	7.84934	7.77047
Period/annual average HKD:US$ exchange rate	7.75880	7.84162	7.75883

Schedule of property and equipment estimated useful lives
Computer Equipment	1 – 3 years
Office Equipment	4 – 5 years
Motor Vehicle	4 years

Schedule of intangible assets and its estimated useful lives
Software	5 years

Schedule of fair value of financial instruments

	Carrying Amount			Estimated
	Level 1	Level 2	Level 3	Fair Value
March 31, 2020
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	5,587,984	5,587,984
Related party investment -wealth management product	-	-	3,378,706	3,378,706

March 31, 2019
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	9,461,918	9,461,918